LEASES	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
LEASES

NOTE H - LEASES

Capital Lease Obligation

The Bank leases its main office facility under a lease with an initial term of twenty years. The portion of the lease applicable to the building is being accounted for as a capitalized lease. Leases that meet the criteria for capitalization are recorded as Bank premises and equipment and the related obligations are reflected as capital lease obligations on the accompanying balance sheets. Amortization of property under the capital lease is included in depreciation expense. Included in Bank premises and equipment at December 31, 2016 and 2015 is $155,000 and $187,000 respectively, as the amortized cost of the Bank’s main office.

At December 31, 2016, aggregate future minimum lease payments due under this capital lease obligation are as follows:

Future Minimum Lease Payments

December 31, 2015
Dollars in thousands
2017	$79
2018	79
2019	79
2020	72
2021	—
Thereafter	—
Total minimum lease payments	309
Less amount representing interest	(41)
Present value of net minimum lease payments	$268

The land portion of the Bank’s main office facility lease is being accounted for as an operating lease with a twenty-year term. In addition, the Bank has entered into three-year leases at its Lincolnton, West, Forest City and Lake Lure branch facilities and five-year leases for its Vale and Boger City branch facilities, a one year lease for its Hickory office and a three-year lease for its Mooresville office. Generally, operating leases contain renewal options on substantially the same basis as current rental terms. The operating lease for the West branch facility has five renewal options, each for a three-year term; the operating lease for the Vale branch has two renewal options, each for a five-year term; the operating lease for the Boger City branch has three renewal options, each for a five-year term; the operating lease for the Forest City branch has four renewal options, each for a three-year term; the operating lease for the Hickory office has one renewal option for a one-year term; the operating lease for the Mooresville office has no renewal options; and the Lake Lure branch has two renewal options, each with a three-year term. All of the operating leases are accounted for on a straight line basis, including renewal terms.

Future minimum rental payments under these leases are as follows:

December 31, 2016
Dollars in thousands
2017	$267
2018	129
2019	69
2020	53
2021	35
Thereafter	—
$553

Total rent expense under operating leases was approximately $345,000 and $324,000 for the years ended December 31, 2016 and 2015, respectively.